Capital Stock - Additional Information, Stock-based compensation (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)	0	507,000	1,490,000
Weighted-average grant-date fair value of options granted (in dollars per share)	$ 0	$ 2.55	$ 1.16
Common stock conversion (in shares)	1
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years 6 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Vested	$ 3.6	$ 3.5	$ 0.1
Non-Management Directors | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture	$ 0.4	$ 0.3	0.3
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares reserved for issuance upon exercise of options or equity awards granted or to be granted	10,254,117	11,324,227
Stock options granted (in shares)	0	506,579
Stock option, term (in years)	10 years
Vesting period (in years)	3 years
Compensation costs	$ 0.0	$ 1.6	$ 1.1
Intrinsic value of outstanding in-the-money stock options	$ 7.1	$ 10.5
Weighted-average remaining life (in years)	4 years 6 months	5 years 6 months
Weighted-average grant-date fair value of options granted (in dollars per share)		$ 2.55
Expected volatility used in computing fair value of options granted	41.27%
Dividend yield used in computing fair value of options granted	0.00%
Risk-free interest rate used in computing fair value of options granted	3.83%
Estimated forfeiture rate used in computing fair value of options granted	0.00%
Stock Options | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)	0
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	3 years
Common stock conversion (in shares)	1
Number of shares or units granted equity based compensation awards	273,657	329,735	787,586
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture	$ 2.6	$ 1.9	$ 2.3
Vested restricted stock (in shares)	386,305	651,135	631,706
Market value of vested restricted stock	$ 1.5	$ 2.0	$ 2.2
Stock granted (in shares)	104,900	149,217	218,671
Share based compensation expense	$ 2.6	$ 2.7	$ 2.9
Shares Issued, Shares, Share-Based Payment, Arrangement, Vested and Deferred	44,967
Restricted Stock Units | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	3 years
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs	$ 0.7	$ 0.3	$ 0.3
Number of shares or units granted equity based compensation awards	70,385	47,330	95,485